UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20519
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __12/31/01__________

Check Here if Amendment [  ]; Amendment Number: _____________________
  This Amendment (Check only one.):		[  ] is a restatement
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Wilbanks, Smith & Thomas Asset Management, LLC
Address:	One Commercial Place________________________
		Suite 1450  _________________________________
		Norfolk, VA 23510___________________________

Form 13F File Number:	28-5226___

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		L. Norfleet Smith, Jr. ________________
Title:		Principal/Director of Operations________
Phone:		(757) 623-3676 _____________________

Signature, Place, and Date of Signing:
	________________	______Norfolk, VA______		_  02/08/2002__
	     [Signature]	[City, State]			      [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.	(Check here if all holdings of this reporting manager
    are reported in this report.)
[ ] 13F 	NOTICE	(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT.	(Check here if a portion of the holdings for this
    reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	_____0______

Form 13F Information Table Entry Total:	____139_____

Form 13F Information Table Value Total: $__668825___
					 (thousands)

List of Other Included Managers: NONE


Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Standard Comercial Sub Deb Con CONV             853258aa9        9    10000 PRN      SOLE                    10000
Abn Amro Capital Fund II 7.125 PFD              00371t206     4764   192490 SH       SOLE                   127960             63880
Bellsouth Cap Fund             PFD              079857207      368    14000 SH       SOLE                    10000              4000
Duke Cap. Fin. 7.375%          PFD              26439e204      201     8000 SH       SOLE                     8000
EDF London Cap 8.625% Pfd. Ser PFD              268316205      424    16900 SH       SOLE                    16500               400
Lincoln National Capital Pfd.  PFD              53417p209     1002    40000 SH       SOLE                    40000
MediaOne Financing Pfd B       PFD              583938204      289    11800 SH       SOLE                    10400              1400
NB Capital Trust (BAC) 7.84%   PFD              628956203     6489   259050 SH       SOLE                   171521             86279
Public Storage Pfd 8.25%       PFD              74460d760      758    30075 SH       SOLE                    28675              1400
Resource Bank Preferred 9.25%  PFD              761201201      209     8700 SH       SOLE                     4500              4200
Southern Co. 7.75% Pfd. A      PFD              84258t208      366    14400 SH       SOLE                    13000              1400
Southern Fin'l Cap Tr I        PFD              842872202     1100   200000 SH       SOLE                   200000
TCI 8.72% pf.                  PFD              872285200     3795   153350 SH       SOLE                   106271             46579
Telephone&Data Systems Ser A 7 PFD              879433878      326    13000 SH       SOLE                    13000
US Bancorp Pfd. 7.2%           PFD              90332m200      373    15000 SH       SOLE                    15000
Unionbancal Finance Tr I 7.375 PFD              90905q109      747    30000 SH       SOLE                    30000
AFLAC Inc                      COM              001055102    15828   644451 SH       SOLE                   479409            162412
ALLTEL Corp                    COM              020039103    15161   245599 SH       SOLE                   181333             63196
AOL Time Warner                COM              00184a105    12836   399870 SH       SOLE                   302636             95572
AT&T Corp - Liberty Media-A    COM              530718105      945    67468 SH       SOLE                    67468
AT&T Wireless Services         COM              00209A106      256    17828 SH       SOLE                    14876              2952
Abbott Laboratories            COM              002824100     1939    34778 SH       SOLE                     9578             25200
Aegon N. V. Ord.               COM              007924103     1286    48031 SH       SOLE                    30474             17557
Agilent Technologies, Inc.     COM              00846U101    11057   387837 SH       SOLE                   294647             91480
American Express               COM              025816109      568    15925 SH       SOLE                    12825              3100
American Home Products         COM              026609107     1331    21687 SH       SOLE                     8187             13500
American International Group   COM              026874107    19726   248437 SH       SOLE                   187144             60401
Anheuser-Busch Companies Inc   COM              035229103    13041   288449 SH       SOLE                   225639             61685
Applied Materials              COM              038222105      223     5550 SH       SOLE                     5400               150
BB&T Corporation               COM              054937107     1467    40634 SH       SOLE                    15692             24942
BP PLC - Spons ADR             COM              055622104      510    10975 SH       SOLE                     8071              2904
Bank of America Corp.          COM              060505104     1537    24416 SH       SOLE                    15602              8814
Bank of Hampton Roads          COM              0624890A8      137    17181 SH       SOLE                                      17181
BellSouth Corp                 COM              079860102      402    10549 SH       SOLE                    10374               175
Berkshire Hathaway Class B     COM              084670207      439      174 SH       SOLE                       62               112
Bristol-Myers Squibb Co        COM              110122108     1794    35184 SH       SOLE                    15009             20175
COMPAQ Computers               COM              204493100      212    21700 SH       SOLE                    21700
CVS Corp                       COM              126650100      274     9260 SH       SOLE                     8410               850
Caterpillar Inc                COM              149123101    11472   219567 SH       SOLE                   169827             48815
Charles Schwab Corp            COM              808513105      524    33874 SH       SOLE                    33874
Chevron Texaco Corp            COM              166764100      868     9687 SH       SOLE                     7647              2040
Cisco Systems                  COM              17275R102      237    13104 SH       SOLE                    10294              2810
Citigroup Inc                  COM              172967101    18270   361916 SH       SOLE                   271672             88701
Coca Cola Company              COM              191216100      589    12486 SH       SOLE                     6675              5811
Colgate Palmolive Co           COM              194162103      844    14618 SH       SOLE                    12668              1950
Dell Computer Corp             COM              247025109    14034   516329 SH       SOLE                   394415            119614
Dollar Tree Stores Inc         COM              256747106    14894   481846 SH       SOLE                   354282            125452
Du Pont E.I. De Nemours and Co COM              263534109      400     9400 SH       SOLE                     2275              7125
Duke Energy Corp.              COM              264399106      527    13421 SH       SOLE                     8978              4443
EMC Corp.                      COM              268648102      596    44380 SH       SOLE                    26360             18020
Emerson Electric Co            COM              291011104    13819   242010 SH       SOLE                   186515             54530
Exxon Mobil Corp               COM              30231G102    17961   457032 SH       SOLE                   325341            130012
Federal Natl Mtg Assoc         COM              313586109      651     8191 SH       SOLE                     5066              3125
First Data Corp                COM              319963104    19870   253282 SH       SOLE                   184892             67330
Fortune Brands (formerly Amer. COM              349631101      557    14067 SH       SOLE                      467             13600
General Electric               COM              369604103     8204   204683 SH       SOLE                   132558             72125
Gillette Co                    COM              375766102      224     6700 SH       SOLE                     5700              1000
Guidant Corp                   COM              401698105    14445   290065 SH       SOLE                   217775             71105
Intel Corp                     COM              458140100    16816   534705 SH       SOLE                   411775            120590
International Business Machine COM              459200101    11094    91714 SH       SOLE                    65914             25425
International Paper            COM              460146103     1334    33054 SH       SOLE                    33054
Internet Cable Corp            COM              46057x102        6    30000 SH       SOLE                    30000
JP Morgan Chase & Co           COM              46625H100      424    11678 SH       SOLE                     6851              4827
Jefferson-Pilot Corporation    COM              475070108     1654    35745 SH       SOLE                    13110             22635
Johnson & Johnson              COM              478160104    19337   327198 SH       SOLE                   251328             74495
Kimberly-Clark Corp            COM              494368103    13999   234100 SH       SOLE                   176460             56875
Kraft Foods Inc                COM              50075N104    10959   322047 SH       SOLE                   249167             71515
Legg Mason Inc.                COM              524901105      207     4132 SH       SOLE                     2132              2000
Loews Corp                     COM              540424108      228     4120 SH       SOLE                     2520              1600
Lowe's Companies               COM              548661107     2544    54817 SH       SOLE                    22217             32600
M & T Bank Corporation         COM              55261F104      221     3029 SH       SOLE                     3029
Manulife Financial Corp.       COM              56501R106      634    24339 SH       SOLE                                      24339
Marsh & McLennan Companies     COM              571748102    14748   137253 SH       SOLE                   106193             30435
McDonald's Corp.               COM              580135101      224     8450 SH       SOLE                     8450
Medtronic, Inc.                COM              585055106      432     8444 SH       SOLE                     1150              7294
Mellon Financial Corp          COM              58551A108      248     6600 SH       SOLE                     6600
Merck & Co Inc                 COM              589331107    16620   282654 SH       SOLE                   191603             89761
Merrill Lynch                  COM              590188108      382     7320 SH       SOLE                     7200               120
Microsoft Corp                 COM              594918104    18397   277694 SH       SOLE                   214046             62493
Minnesota Mining & Manufacturi COM              604059105      473     4000 SH       SOLE                     1000              3000
Morgan Stanley Dean Witter     COM              617446448    10581   189150 SH       SOLE                   144100             44150
Motorola, Inc                  COM              620076109      660    43946 SH       SOLE                    26696             17250
Natl Commerce Financial Corp   COM              63545P104    10816   427525 SH       SOLE                    82475            345050
Nestle ADR                     COM              641069406      315     6000 SH       SOLE                                       6000
New York Times Co              COM              650111107    13716   317140 SH       SOLE                   237495             78270
Nokia Corp                     COM              654902204    11616   473536 SH       SOLE                   363196            108430
Norfolk Southern Corporation   COM              655844108      929    50709 SH       SOLE                    30690             20019
Oracle Corp                    COM              68389x105    12172   881388 SH       SOLE                   676992            200596
Pepsico Inc                    COM              713448108    17121   351643 SH       SOLE                   251671             98397
Pfizer Inc                     COM              717081103    15312   384233 SH       SOLE                   247238            135795
Pharmacia Corporation          COM              71713U102    12053   282604 SH       SOLE                   220629             60978
Philip Morris                  COM              718154107      333     7271 SH       SOLE                     7271
Phillips Petroleum Co          COM              718507106      205     3400 SH       SOLE                      900              2500
Proctor & Gamble               COM              742718109      365     4618 SH       SOLE                     2328              2290
Providian (Formerly Capital Ho COM              74406a102      208    58600 SH       SOLE                    38600             20000
Qwest Communications Intl      COM              749121109      836    59167 SH       SOLE                    35248             23919
RadioShack Corp                COM              750438103    11903   395437 SH       SOLE                   301957             91905
Resource Bankshares Corp.      COM              76121r104     3424   188271 SH       SOLE                   169497             18774
Royal Bank of Canada           COM              780087102      331    10160 SH       SOLE                     9921               239
Royal Dutch Petrol.            COM              780257804      504    10275 SH       SOLE                     3675              6600
SBC Communications, Inc.       COM              78387G103      962    24570 SH       SOLE                    20351              4219
Schering-Plough Corp           COM              806605101     1060    29605 SH       SOLE                    17820             11785
Schlumberger Ltd               COM              806857108    12784   232653 SH       SOLE                   176621             54987
SouthTrust Corp                COM              844730101      349    14152 SH       SOLE                    12442              1710
Southern Co                    COM              842587107      247     9750 SH       SOLE                     9550               200
Standard & Poors Dep. Receipts COM              78462f103     7091    62075 SH       SOLE                    52685              9160
Startec Global Communications  COM              85569e103        1    20000 SH       SOLE                    20000
Sun Microsystems Inc           COM              866810104    13771  1119609 SH       SOLE                   846923            269148
Texas Instruments Inc          COM              882508104     9605   343031 SH       SOLE                   256219             85477
The Walt Disney Co             COM              254687106    12055   581789 SH       SOLE                   449265            130274
Tyco International Ltd         COM              902124106    19898   337835 SH       SOLE                   247297             89148
UBS Warburg                    COM              013268746      332     6648 SH       SOLE                     6648
UST Inc                        COM              902911106      840    23986 SH       SOLE                    23986
Unocal Corporation             COM              915289102      237     6560 SH       SOLE                                       6560
Verizon Communications Inc     COM              92343V104    14326   301850 SH       SOLE                   223944             76631
Viacom Inc-Cl B                COM              925524308    11653   263933 SH       SOLE                   202668             60215
Vodafone Group PLC-SP ADR      COM              92857W100      211     8217 SH       SOLE                     5120              3097
Wal-Mart Stores                COM              931142103      421     7310 SH       SOLE                     7160               150
WorldCom Inc-MCI Group         COM              98157D304      930    73254 SH       SOLE                    70989              2200
WorldCom Inc-WorldCom Group    COM              98157D106    35741  2538406 SH       SOLE                  2293032            241124
ABN AMRO/Mont & Caldwell Growt COM              126413889      536 21983.377SH       SOLE                21983.377
Baron Growth Fund              COM              068278209      782 25498.681SH       SOLE                24357.623          1141.058
Growth Fund of America         COM              399874106      375 15823.097SH       SOLE                15823.097
Harbor International Fund      COM              411511306      582 19641.324SH       SOLE                19641.324
Janus Overseas                 COM              471023846      763 37607.585SH       SOLE                36158.629          1448.956
Kobren Delphi Value Fund       COM              499896405      280 21267.562SH       SOLE                17886.656          3380.906
Mutual Discovery               COM              628380404      477 26228.221SH       SOLE                26228.221
Schwab 1000 Fund - Select Shar COM              808517809      259 8013.761 SH       SOLE                 8013.761
T Rowe Price Equity Income Fun COM              779547108      313 13138.397SH       SOLE                                  13138.397
T Rowe Price Intl Stock        COM              77956H203      316 28785.796SH       SOLE                28785.796
T. Rowe Price Midcap Growth Fu COM              779556109      570 14475.167SH       SOLE                13855.899           619.268
Torray                         COM              891402109      402 10719.611SH       SOLE                 9364.492          1355.119
Tweedy Browne American Value F COM              901165209      546 23315.364SH       SOLE                23315.364
Vanguard Index Trust 500       COM              922908108     1230 11611.257SH       SOLE                 9302.118          2309.139
Vanguard LifeStrategy Growth F COM              921909503     1152 66117.040SH       SOLE                66117.040
Vanguard/Morgan Growth Fund    COM              921928107      174 11885.012SH       SOLE                 9073.097          2811.915
White Oak Growth               COM              671081107      520 13525.673SH       SOLE                11445.435          2080.238
Vanguard HealthCare Fund       COM              921908307      738 6318.832 SH       SOLE                 6318.832
Vanguard Primecap Fund - INV   COM              921936100      735 14267.190SH       SOLE                14267.190